Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of other liabilities as of March 31, 2015 and December 31, 2014 is as follows:

	March 31, 2015	December 31, 2014
	(in millions)
Advances on buy-back agreements	$1,567	$1,962
Warranty and campaign programs	919	1,020
Marketing and sales incentive programs	1,250	1,413
Tax payables	613	680
Accrued expenses and Deferred income	548	731
Accrued employee benefits	618	669
Legal reserves and other provisions	392	410
Contract reserve	373	390
Restructuring reserve	51	95
Other	545	689
Total	$6,876	$8,059

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

A summary of recorded activity for the three months ended March 31, 2015 and 2014 for the basic warranty and accruals for campaign programs are as follows:

	2015	2014
	(in millions)
Balance at January 1	$1,020	$1,111
Current year additions	154	178
Claims paid	(157)	(192)
Currency translation adjustment and other	(98)	(1)
Balance at March 31	$919	$1,096